S&P QM-ATR
Run Date - 7/11/2023

Recovco Loan ID	Loan #1	Redacted ID	Pool	Borrower Last Name	Borrower First Name	Coborrower Last Name	Coborrower First Name	Property Address	Property City	State	Zip Code	TILA Status	QM Status	Application Date	GSE Eligible	Points and Fees (Reg Z)	Rate Lock Date	APR	Employment Indicator (Borrower)	Employment Indicator (Coborrower)	Citizenship Status (Borrower)	Citizenship Status (Coborrower)	Residual Income
XXXXXRVQF	XXXXXX	55456994	XXXXX	XXX	XXX	None	None	XXX XXXXX	XXX	XX	XXXXX	Non-QM/Compliant	Non-QM/Compliant	XX/XX/XXXX	XX	$XX,XXX	XX/XX/XXXX	X.XX%	Employed	None	XXXX	None	$XX,XXX